E-QURE CORP. - BALANCE SHEETS (USD $)	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Balance Sheets
Cash	$ 1,234,056		$ 1,376,836		$ 76,535
Total current assets	1,234,056		1,376,836		76,535
Total assets	1,234,056		1,376,836		76,535
Accrued expenses	1,564		5,064		21,368
Convertible notes payable to related parties, net of discount	1,564		0		4,874
Convertible notes payable, net of discount	0		0		89,106
Total current liabilities	1,564		5,064		115,348
Total liabilities	1,564		5,064		115,348
Preferred stock	0	[1]	0	[1],[2]	0	[1],[2]
Common stock	22,013	[3]	22,013	[3],[4]	2,845	[3],[4]
Additional paid-in capital	30,290,289		30,290,289		3,541,052
Common stock subscription receivable	(200,000)		(270,000)		0
Accumulated deficit	(28,879,810)		(28,670,530)		(3,582,710)
Total stockholders' equity (deficit)	1,232,492		1,371,722		(38,813)
Total liabilities and stockholders' equity	$ 1,234,056		$ 1,376,836		$ 76,535

[1]	$0.00001 par value. Authorized 20,000,000 shares: no shares issued and outstanding at March 31, 2015, December 31, 2014 and 2013.
[2]	$0.00001 par value. Authorized 20,000,000 shares: no shares issued and outstanding at December 31, 2014 and 2013.
[3]	$0.00001 par value. Authorized 500,000,000 shares: 20,012,562 shares and 22,012,562 and 2,845,450 issued and outstanding at March 31, 2015, December 31, 2014 and 2013, respectively.
[4]	$0.00001 par value. Authorized 500,000,000 shares: 20,012,562 shares and 2,845,450 issued and outstanding at December 31, 2014 and 2013, respectively.